Income Taxes (Details) - Schedule of deferred tax asset - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax asset [Abstract]
Net operating loss carryforward	$ 1,647,335	$ 868,338
Net capital loss carryforward	(1,707,701)	123,932
Total deferred tax asset (liability) before valuation allowance	(60,366)	992,271
Valuation allowance	35,490	(992,271)
Provision for income tax	24,876
Net deferred tax asset